Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure
Greek tonnage taxes	$ 96
Potential income tax in absence of exemption	0	0	31